PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Movements in provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in provisions
Balance at beginning	₺ 3,734	₺ 1,866
Current year charge	129,246	2,674
Paid during the year	(558)	(806)
Balance at ending	132,422	3,734
Competition Authority Investigation
Movements in provisions
Current year charge	127,525
Balance at ending	127,525
Legal disputes
Movements in provisions
Balance at beginning	3,734	1,866
Current year charge	1,721	2,674
Paid during the year	(558)	(806)
Balance at ending	₺ 4,897	₺ 3,734